LORD ABBETT SECURITIES TRUST

Lord Abbett International Opportunities Fund

Supplement dated September 27, 2024, to the

Summary Prospectus, Prospectus and Statement of Additional Information, each dated

March 1, 2024, as supplemented

The following changes are effective September 30, 2024:

The following table replaces the table in the subsection under “International Opportunities Fund—Management—Portfolio Managers” on page 10 of the summary prospectus and on page 102 of the statutory prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Thomas Banks, Portfolio Manager	2024
Vincent J. McBride, Partner and Portfolio Manager	2005

The following paragraph replaces the corresponding paragraph under “Management and Organization of the Funds” on page 215 of the statutory prospectus:

International Opportunities Fund. Thomas Banks, Portfolio Manager, heads the Fund’s team. Mr. Banks joined Lord Abbett in 2024. An additional member of the Fund’s team is Vincent J. McBride, Partner and Portfolio Manager. Mr. McBride joined Lord Abbett in 2003. Mr. Banks was formerly a Senior Portfolio Manager at Federated Hermes, Inc. from 2015 to 2024, where he also served in other capacities since 2004. Messrs. Banks and McBride are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table under the heading “International Opportunities Fund” in the subsection titled “Portfolio Manager Information—Other Accounts Managed” on page 7-2 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
International Opportunities Fund
Thomas Banks[1]	N/A	N/A	N/A	N/A	N/A	N/A
Vincent J. McBride	1	361.17	1	89.32	0	0

1 Thomas Banks was newly added to the Fund as a portfolio manager effective June 27, 2024, and his other accounts managed will be reported in a future filing.

The following rows replace the applicable rows of the corresponding table under the heading “International Opportunities Fund” in the subsection titled “Portfolio Manager Information—Holdings of Portfolio Managers” on page 7-3 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
International Opportunities Fund
Thomas Banks[1]	$500,001-$1,000,000
Vincent J. McBride	$500,001-$1,000,000

1 Thomas Banks was newly added to the Fund as a portfolio manager effective June 27, 2024. Information is provided as of June 26, 2024.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectuses and/or SAIs.

Please retain this document for your future reference.